Shareholder Report, Line Graph (Details) 193246_21Shares 2x Long Sui ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 03, 2025	Dec. 31, 2025
21Shares 2x Long Sui ETF
Account Value [Line Items]
Line Graph and Table Measure Name		21Shares 2x Long Sui ETF NAV
Accumulated Value	$ 10,000	$ 6,372
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 10,003